Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule of Other Noncurrent Liabilities	Other non-current liabilities consisted of the following:

	December 31, 2025	December 31, 2024
Fractional ownership deposits	$47,140	$30,342
Other	—	—
	$47,140	$30,342